Document And Entity Information	Feb. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2023
Entity Registrant Name	agilon health, inc.
Entity Central Index Key	0001831097
Entity Emerging Growth Company	false
Securities Act File Number	001-40332
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1915147
Entity Address, Address Line One	6210 E Hwy 290, Suite 450
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78723
City Area Code	562
Local Phone Number	256-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AGL
Security Exchange Name	NYSE